LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2023
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

14.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC (RMB in thousands).

	As of December 31,
	2022	2023
	RMB	RMB
Land use rights	1,535,556	1,947,145
Less: accumulated amortization	(104,132)	(126,133)
Land use rights, net	1,431,424	1,821,012

Amortization expense was RMB18 million, RMB27 million and RMB39 million for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, estimated amortization expense in each of the next five years is RMB39 million.

As of December 31, 2022 and 2023, certain land use rights with net book value of RMB169 million and RMB231 million were pledged as collateral for the Company’s borrowings (Note 18).